Subsequent Events (Details) - USD ($)								1 Months Ended	6 Months Ended
	Aug. 14, 2024	Aug. 09, 2024	May 24, 2024	Apr. 01, 2024	Mar. 28, 2024	Feb. 01, 2024	Jan. 31, 2024	Jan. 31, 2024	Jun. 30, 2024
Subsequent Event [Line Items]
Warrant price (in Dollars per share)									$ 1
Monthly fee paid		$ 24,091	$ 27,083	$ 18,882		$ 24,091	$ 17,708
Subsequent Event [Member]
Subsequent Event [Line Items]
Company borrowed value	$ 2,500,000
Convert value									$ 1,500,000
Outstanding borrowings	$ 274,750
Subsequent Event [Member]
Subsequent Event [Line Items]
Monthly fee paid						$ 24,091		$ 17,708.33
Maximum [Member]
Subsequent Event [Line Items]
Pursuant value				24,091
Minimum [Member]
Subsequent Event [Line Items]
Pursuant value				$ 18,882
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary share (in Shares)									1
Ordinary share at a price per share (in Dollars per share)									$ 11.5
Forecast [Member]
Subsequent Event [Line Items]
Monthly fee paid					$ 27,083.33